Borrowings - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of borrowing costs [Abstract]
Opening balance	$ 153	$ 171	$ 171
Lease liabilities recognised	54	14	23
Repayment of lease liabilities	(30)	(22)	(47)
Finance costs paid on lease liabilities	(5)	(4)	(8)
Interest expense on lease liabilities	5	4	8
Change in estimate	0	0	(1)
Translation	(1)	(6)	7
Closing balance	$ 176	$ 157	$ 153